Issued Capital, Equity Compensation and Warrants	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Issued Capital, Equity Compensation and Warrants
9.	ISSUED CAPITAL, EQUITY COMPENSATION, AND WARRANTS

Ganfeng and Bangchak Investment Agreements

During the year ended December 31, 2017, the Company completed the closing of the investment agreement (the “Ganfeng Investment Agreement”) with GFL International Co., Ltd., a subsidiary of Ganfeng and the investment agreement (the “Bangchak Investment Agreement”) with The Bangchak Petroleum Public Company Limited (“Bangchak”) through its wholly-owned subsidiary, BCP Innovation Pte Ltd (“BCPI”) for funding to advance the construction of the Cauchari-Olaroz lithium project in Jujuy, Argentina. Pursuant to these agreements, each of GFL International Co., Ltd and Bangchak agreed to co-invest in the Company through a mixture of equity subscriptions and debt financing.

The investment agreements consisted of four key components:

•

An equity financing by each of Ganfeng and Bangchak.  Ganfeng subscribed for 15,000 common shares while BCPI subscribed for 10,000 common shares at a price of CDN$4.25 per common share, for gross proceeds of approximately CDN$106,000 ($80,999).

•

A $205,000 credit facility (Note 8).  Under this agreement, Ganfeng and Bangchak have committed to advance $125,000 and $80,000 respectively, with proceeds to be used to fund the Company’s share of project development contributions for Stage 1 of the Cauchari-Olaroz project.

•

Off-take entitlements in favour of Ganfeng and Bangchak for the purchase of up to 80% and 20% respectively, of the Company’s share of Cauchari-Olaroz Project Stage 1 lithium carbonate production at market prices. The off-take agreements each have a term of 20 years following commencement of commercial production.

•

Investor Rights Agreement.  The Company entered into an Investor Rights Agreement with each of Ganfeng and Bangchak.  Pursuant to these agreements, Ganfeng and Bangchak each have the right to nominate one individual to the board of directors of the Company so long as they maintain a 15% or more interest, respectively, in LAC’s issued share capital, a participation right in connection with future financings that was valid until March 31, 2019, and registration rights.

The parties settled relevant agreements and satisfied all conditions over the course of the first half of 2017, and on July 14, 2017 completed the remaining equity subscriptions and entered into definitive agreements. Certain subsidiaries of the Company provided guarantees to both lenders, Bangchak and Ganfeng, in connection with the debt facility.

In 2017 financing costs of $1,755, related to the equity portion of the Ganfeng and Bangchak financings, were recorded as share issuance costs. Financing costs of $1,767, incurred in 2017 and 2018 and related to the debt portion of the Ganfeng and Bangchak financings, remain deferred and included in deferred financing costs and are amortized over the terms of the loans. $73 of these costs are included in accounts payable and accrued liabilities on December 31, 2018.

9.	ISSUED CAPITAL, EQUITY COMPENSATION, AND WARRANTS (continued)

Equity Incentive Plan

The Company has an equity incentive plan (“Plan”) in accordance with the policies of the TSX whereby, from time to time, at the discretion of the Board of Directors, eligible directors, officers, employees and consultants are: (1) granted incentive stock options exercisable to purchase common shares (“Stock Options”); (2) awarded restricted share units (“RSUs”) and performance share units (“PSUs”) that convert automatically into common shares upon vesting; and (3) for independent directors, awarded deferred share units (“DSUs”) which the directors are entitled to redeem for common shares upon retirement or termination from the Board.  Under the Plan, common shares reserved for issuance of Stock Options, RSUs, PSUs and DSUs shall not exceed 10% of the outstanding shares from time to time. The exercise price of each stock option is based on the fair market price of the Company’s common shares at the time of the grant.  The options can be granted for a maximum term of five years.

Restricted Share Units (in thousands)

During the year ended December 31, 2018, the Company granted 246 RSUs to its executive officers, consultants and employees.  The total estimated fair value of the RSUs was $1,048 based on the market value of the Company’s shares on the grant date.  The fair value of 197 RSUs that were granted in lieu of deferred salaries was recorded as a reduction of accrued liabilities, and the fair value of the remaining 49 RSUs is being recorded as a stock-based compensation expense and charged to operating expenses over the vesting period.

As at December 31, 2018, $214 of the fair value of RSUs previously granted but not yet vested remains to be expensed in fiscal 2019, $28 in 2020.

During the year ended December 31, 2018, stock-based compensation expense related to RSUs of $946 was charged to operating expenses (2017 - $6,989), $2 was charged to cost of sales (2017 – $89) and nil was allocated to inventory (2017 – $1).

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000's)
Balance, RSUs December 31, 2016	490
Granted	1,589
Converted into common shares	(521)
Cancelled	(8)
Balance, RSUs December 31, 2017	1,550
Converted into common shares	(123)
Granted	246
Forfeited	(5)
Balance, RSUs December 31, 2018	1,668

9.	ISSUED CAPITAL, EQUITY COMPENSATION, AND WARRANTS (continued)

Equity Incentive Plan (continued)

Deferred Share Units (in thousands)

During the year ended December 31, 2018 the Company granted 87 DSUs with the total estimated fair value of $497 to the Company’s independent directors in lieu of payment of directors’ fees.

Number of DSUs (in 000's)
Balance, DSUs December 31, 2016	9
Granted	73
Converted into common shares	(41)
Balance, DSUs December 31, 2017	41
Granted	87
Balance, DSUs December 31, 2018	128

Stock Options (in thousands)

During the year ended December 31, 2018, the Company granted a total of 90 stock options to its officers and employees. The fair value of stock options granted are estimated on the date of grant using the Black-Scholes Option Pricing Model with the following assumptions used for the grants made during the period:

January 24, 2018
Number of options granted (‘000’s)	90
Risk-free interest rate	1.8%
Expected life	3
Annualized volatility	73%
Dividend rate	0%
Fair value per stock option granted (CDN$)	4.40
Total fair value of stock options granted (CDN$)	396
9.	ISSUED CAPITAL, EQUITY COMPENSATION, AND WARRANTS (continued)

Equity Incentive Plan (continued)

Stock Options (in thousands) (continued)

Stock options outstanding and exercisable as at December 31, 2018 are as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2018 (in 000's)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Exercisable as at December 31, 2018 (in 000's)	Weighted Average Exercise Price CAD$
$1.43 - $1.50	929	0.8	1.44	929	1.44
$1.68 - $1.88	327	0.6	1.81	327	1.81
$2.35 - $3.75	790	2.1	2.62	790	2.62
$4.55 - $5.00	1,153	3.2	4.88	1,078	4.88
$8.05 - $12.34	1,953	3.7	8.30	1,442	8.28
	5,152	2.6	5.02	4,566	4.64

A summary of changes to stock options outstanding is as follows:

	Number of Options (in 000's)	Weighted Average Exercise Price, (CDN$)
Balance, outstanding December 31, 2016	3,424	2.15
Granted	3,085	7.01
Exercised	(1,073)	2.22
Forfeited	(130)	5.20
Balance, outstanding December 31, 2017	5,306	4.85
Granted	90	9.54
Exercised	(176)	(1.59)
Forfeited	(44)	(7.72)
Expired	(24)	(6.23)
Balance, outstanding December 31, 2018	5,152	5.02

9.	ISSUED CAPITAL, EQUITY COMPENSATION, AND WARRANTS (continued)

Equity Incentive Plan (continued)

Stock Options (in thousands) (continued)

During the year ended December 31, 2018, stock-based compensation expense related to stock options of $3,189 (2017- $4,423) was charged to operations, $62 was charged to cost of sales (2017 – $65), and $4 was allocated to inventory (2017 – $50). At December 31, 2018, $238 of the fair value of stock options previously granted but not yet vested remains to be expensed in fiscal 2019. The weighted-average share price on the date of the stock options exercised was CDN$5.52 (2017 – CDN$6.22).

Performance share units (“PSUs”) (in thousands)

On August 21, 2018, the Company granted 699 PSUs to its officers and employees. All PSUs vest on the third anniversary of the grant date. The total estimated fair value of the PSUs was $4,030.  The fair value of the PSUs granted is being recorded as a stock-based compensation expense and charged to operating expenses over the vesting period.

The PSUs are earned on the basis of Total Shareholder Return (“TSR”) relative to the return of the peer companies over four weighted performance periods:

-	20% will be earned based on TSR during year 1 of the performance period (first year following the grant date);
-	20% will be earned based on TSR during year 2 of the performance period (second year following the grant date);
-	20% will be earned based on TSR during year 3 of the performance period (third year following the grant date);
-	40% will be earned based on TSR during years 1-3 of the performance period (first, second and third years following the grant date).

The number of shares issued upon vesting of PSUs depends on the performance of the Company shares compared to the peer group of companies and can vary from zero to up to two times the number of PSUs granted.

9.	ISSUED CAPITAL, EQUITY COMPENSATION, AND WARRANTS (continued)

Equity Incentive Plan (continued)

The fair value of the PSUs is estimated on the date of grant using a valuation model based on Monte Carlo simulation with the following assumptions used for the grants made during the period:

August 21, 2018
Number of PSUs granted	699
Correlation coefficient between the peer group companies	13.1%
Risk-free interest rate	2.7%
Dividend rate	0%
Annualized volatility	71.9%
Peer Group average volatility	65.9%
Estimated forfeiture rate	11.6%
Fair value per PSU granted (CDN$)	8.50
Total fair value of PSUs granted, prior to forfeiture rate adjustment (CDN$)	5,945

As at December 31, 2018, $1,284 of the fair value of PSUs previously granted but not yet vested remains to be expensed in fiscal 2019, $1,284 in 2020, and $820 in 2021.

During the year ended December 31, 2018, stock-based compensation expense related to PSUs of $481 was charged to operating expenses (2017 - nil).

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000's)
Balance, PSUs December 31, 2017	-
Granted	699
Balance, RSUs December 31, 2018	699

Warrants (in thousands)

A summary of the changes in the number of the Company’s share purchase warrants is as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
	(in ‘000’s)	(CDN$)
Balance, December 31, 2016	1,867	4.35
Exercised	(1,687)	4.32
Expired	(180)	4.49
Balance, December 31, 2017 and December 31, 2018	-	-